Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [abstract]
Disclosure of detailed information about intangible assets [text block]
The useful lives for the intangible assets with definite lives are presented below:

Estimated useful lives (years)

Software	3 – 5
Customer relationship	2 – 3
Trademarks and patents	7 – 20
Non-compete agreement	5

Summary of Intangible Assets

	December 31, 2024	Additions	Disposals(a)	Software business goodwill impairment loss (b)	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	Business combination (Note 23.3)	Transfer to assets held for sale (Note 1.1.2)	December 31, 2025

Cost
Goodwill - acquisition of subsidiaries	2,078,115	—	(13,009)	(157,991)	—	—	(1,128)	5,464	(1,240,071)	671,380
Customer relationship	1,795,256	4,847	(12,638)	—	(5,343)	—	—	5,321	(1,612,416)	175,027
Trademarks and patents	541,237	8	(1)	—	—	—	—	—	(221,437)	319,807
Software	1,419,762	164,703	(125,271)	—	399,886	118	(150)	6,498	(720,852)	1,144,694
Non-compete agreement	26,024	—	(1,659)	—	—	—	—	—	(24,365)	—
Software in progress	505,014	312,159	(3,240)	—	(394,543)	—	—	—	(17,171)	402,219
Service and operating rigths	—	16,418	—	—	—	—	—	—	—	16,418
Right-of-use assets - Software	82,829	1	(17,430)	—	—	—	—	—	—	65,400
	6,448,237	498,136	(173,248)	(157,991)	—	118	(1,278)	17,283	(3,836,312)	2,794,945
Accumulated amortization
Customer relationship	(403,324)	(39,555)	11,059	—	6,539	—	(2,354)	—	284,511	(143,124)
Trademarks and patents	(26,270)	(9,400)	782	—	—	—	(776)	—	3,521	(32,143)
Software	(510,936)	(195,299)	81,097	—	(6,539)	—	(926)	—	38,831	(593,772)
Non-compete agreement	(17,706)	(2,436)	1,647	—	—	—	—	—	18,495	—
Right-of-use assets - Software	(31,899)	(23,228)	15,992	—	—	—	675	—	(511)	(38,971)
	(990,135)	(269,918)	110,577	—	—	—	(3,381)	—	344,847	(808,010)

Intangible assets net	5,458,102	228,218	(62,671)	(157,991)	—	118	(4,659)	17,283	(3,491,465)	1,986,935

(a)Includes impairment losses of Software and Software in progress in the amount of R$ 33,804 for cost and R$ 30,891 for accumulated amortization.

	December 31, 2023	Additions	Disposals (a)	Software business goodwill impaiment	Transfers	Effects of hyperinflation	Effects of changes in foreign exchange rates	Business combination	December 31, 2024

Cost
Goodwill - acquisition of subsidiaries	5,634,903	—	(44,536)	(3,558,049)	—	—	10	45,787	2,078,115
Customer relationship	1,793,696	4,290	(8,054)	—	—	—	—	5,324	1,795,256
Trademarks and patents	550,999	2,067	(11,829)	—	—	—	—	—	541,237
Software	1,334,698	165,040	(172,031)	—	79,483	—	2,070	10,502	1,419,762
Non-compete agreement	26,024	—	—	—	—	—	—	—	26,024
Operating license	5,674	—	(5,674)	—	—	—	—	—	—
Software in progress	274,608	326,779	(17,230)	—	(79,143)	—	—	—	505,014
Right-of-use assets - Software	50,558	33,394	(1,121)	—	—	—	(2)	—	82,829
	9,671,160	531,570	(260,475)	(3,558,049)	340	—	2,078	61,613	6,448,237
Accumulated amortization
Customer relationship	(343,981)	(60,333)	990	—	—	—	—	—	(403,324)
Trademarks and patents	(20,219)	(9,401)	3,350	—	—	—	—	—	(26,270)
Software	(474,163)	(190,718)	154,787	—	(340)	(413)	(89)	—	(510,936)
Non-compete agreement	(12,834)	(4,872)	—	—	—	—	—	—	(17,706)
Operating license	(5,673)	—	5,673	—	—	—	—	—	—
Right-of-use assets - Software	(19,371)	(15,658)	3,130	—	—	—	—	—	(31,899)
	(876,241)	(280,982)	167,930	—	(340)	(413)	(89)	—	(990,135)

Intangible assets, net	8,794,919	250,588	(92,545)	(3,558,049)	—	(413)	1,989	61,613	5,458,102

(a)Includes impairment losses of Software and Software in progress in the amount of R$ 138,337 for cost and R$ 136,433 for accumulated amortization.

Summary of CGU's

		October 31, 2025		October 31, 2024 (Recasted)
CGU	Description	Goodwill allocated	Indefinite useful-life intangible assets allocated	Goodwill allocated	Indefinite useful-life intangible assets allocated

CGU 1 – Financial services	Companies related to financial solutions are included in this CGU. The Group considers these companies as a CGU due to the integrated financial solutions provided by them.	443,764	14,513	443,764	14,516
CGU 2 – Software	This CGU includes technological solutions offered to the Group's customers.	227,238	27,258	218,766	27,255
CGU 3 –TAG	Due to the specific service related to financial assets registration provided by this enterprise and its independence of the other Group’s CGUs, the Group considers TAG as a separate CGU.	—	—	—	—
CGU 4 – Assets classified as held for sale(a)	This CGU includes assets classified as held for sale.	1,398,026	217,916	1,411,735	217,916

(a)After recognition of impairment loss. Comprises the assets subject to impairment testing related to Software business sale as Note 1.1..